Other liabilities and liabilities directly associated with non-current assets held for sale	12 Months Ended
Dec. 31, 2022
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Other liabilities and liabilities directly associated with non-current assets held for sale

Note 22 – Other liabilities and liabilities directly associated with non-current assets held for sale

a)    As of December 31, 2022 and 2021 the other liabilities are as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Accounts and notes payable (1)	394,975	434,938
Dividends payable	216	244
Unearned income (2)	73,983	12,744
Unearned fees	833	3,816
Payables due to brokerage transactions	18,463	24,488
Collateral for financial transactions (threshold)	464,722	196,012
Other liabilities	54,370	37,370
Totals	1,007,562	709,612
(1)

Obligations other than those directly related to the business operations, such as payable withholding taxes, payable social security contributions, balances due on purchases of materials, balances due on obligations under lease agreements for the acquisition of fixed assets, accounts payable for expenses, and others.

(2)	It corresponds to commissions associated with financial advisory and insurance brokerage businesses that must be deferred in accordance with applicable regulations.
b)	As of December 31, 2022 and 2021 there are no liabilities directly associated with non-current assets held for sale.